UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------

Check here if Amendment [_];   Amendment Number:
                                                 -----------
      This Amendment (Check only one.): [_] is a restatement.
                                        [_] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Advisor Partners, LLC
            -----------------------------
Address:    45 Belden Place, 2nd Floor
            -----------------------------
            San Francisco, CA 94104
            -----------------------------

Form 13F File Number:   28-
                           ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Al Steele
        -------------------------
Title:  Chief Executive Officer
        -------------------------
Phone:  415-477-9977
        -------------------------

Signature, Place, and Date of Signing:

            /s/ Al Steele                  San Jose, CA             2-12-2009
      ---------------------------   --------------------------   --------------
             [Signature]                   [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               1
                                            -----------------

Form 13F Information Table Entry Total:          175
                                            -----------------

Form 13F Information Table Value Total:          110,639.06
                                            -----------------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

 No.         Form 13F File Number      Name

 1           28-                       Bellatore Financial, Inc.
 -----       -----------------------   ----------------------------------

                           FORM 13F INFORMATION TABLE

                               TITLE OF              VALUE        SHARES      SH/      PUT/  INVSTMT        OTHER   VOTING AUTHORITY
         NAME OF ISSUER        CLASS     CUSIP     (X $1000)     PRN AMT      PRN      CALL  DSCRETN       MANAGERS SOLE SHARED NONE
APPLE COMPUTER INC             Common    037833100  $1,122.01      13146                     SHARED-DEFINED  1       SOLE
Abbott Laboratories            Common    002824100  $1,349.78      25291                     SHARED-DEFINED  1       SOLE
Archer-Daniels-Midlnd Co       Common    039483102    $328.40      11391                     SHARED-DEFINED  1       SOLE
Auto Data Processing           Common    053015103    $316.21       8038                     SHARED-DEFINED  1       SOLE
Amer Electric Pwr Co Inc       Common    025537101    $209.83       6305                     SHARED-DEFINED  1       SOLE
A F L A C Inc                  Common    001055102    $353.43       7710                     SHARED-DEFINED  1       SOLE
ASSISTED LIVING CONCEPTS
  NEW CL A                     Common    04544X102     $41.98      10115                     SHARED-DEFINED  1       SOLE
Allstate Corporation           Common    020002101    $241.57       7374                     SHARED-DEFINED  1       SOLE
APPLIED MATERIALS INC          Common    038222105    $117.69      11618                     SHARED-DEFINED  1       SOLE
AMGEN INCORPORATED             Common    031162100    $740.53      12823                     SHARED-DEFINED  1       SOLE
Amazon.Com Inc                 Common    023135106    $203.48       3968                     SHARED-DEFINED  1       SOLE
Apache Corp                    Common    037411105    $407.16       5463                     SHARED-DEFINED  1       SOLE
APCO ARGENTINA INC CAYMAN
  ISLAND ARGENTINA             Common    037489101    $261.83       9832                     SHARED-DEFINED  1       SOLE
Anadarko Petroleum Corp        Common    032511107    $285.27       7400                     SHARED-DEFINED  1       SOLE
Air Prod & Chemicals Inc       Common    009158106    $298.70       5942                     SHARED-DEFINED  1       SOLE
AMERICAN EXPRESS COMPANY       Common    025816109    $288.62      15559                     SHARED-DEFINED  1       SOLE
Boeing Co                      Common    097023105    $388.81       9112                     SHARED-DEFINED  1       SOLE
BANK OF AMERICA CORP           Common    060505104    $713.43      50670                     SHARED-DEFINED  1       SOLE
Baxter International Inc       Common    071813109    $872.34      16278                     SHARED-DEFINED  1       SOLE
Bb&T Corporation               Common    054937107    $209.57       7632                     SHARED-DEFINED  1       SOLE
Becton Dickinson & Co          Common    075887109    $536.52       7845                     SHARED-DEFINED  1       SOLE
Biogen Idec Inc                Common    09062X103    $256.87       5393                     SHARED-DEFINED  1       SOLE
BANK OF NEW YORK Mellon        Common    064058100    $454.21      16033                     SHARED-DEFINED  1       SOLE
BRISTOL-MYERS SQUIBB CO        Common    110122108    $726.86      31263                     SHARED-DEFINED  1       SOLE
Burlingtn Nthn Santa Fe        Common    12189T104    $371.13       4902                     SHARED-DEFINED  1       SOLE
Bp Plc Adr                     Common    055622104    $331.34       7089                     SHARED-DEFINED  1       SOLE
Boston Scientific Corp         Common    101137107     $84.01      10854                     SHARED-DEFINED  1       SOLE
CITIGROUP INC; ODDLOT
  TENDER/PURCHASE              Common    172967101    $421.48      62814                     SHARED-DEFINED  1       SOLE
Caterpillar Inc                Common    149123101    $410.07       9180                     SHARED-DEFINED  1       SOLE
Chubb Corporation              Common    171232101    $267.12   5237.743                     SHARED-DEFINED  1       SOLE
Celgene Corp                   Common    151020104    $292.82       5297                     SHARED-DEFINED  1       SOLE
Church & Dwight Co Inc         Common    171340102    $356.98       6361                     SHARED-DEFINED  1       SOLE
COLGATE-PALMOLIVE CO           Common    194162103    $648.59       9463                     SHARED-DEFINED  1       SOLE
Comcast Corp New Cl A          Common    20030N101    $552.23      32715                     SHARED-DEFINED  1       SOLE
COMPASS MINERALS INTL INC      Common    20451N101    $494.86       8436                     SHARED-DEFINED  1       SOLE
Conocophillips                 Common    20825C104  $1,075.32      20759                     SHARED-DEFINED  1       SOLE
Costco Whsl Corp New           Common    22160K105    $501.06       9544                     SHARED-DEFINED  1       SOLE
COVIDIEN LTD                   Common    G2552X108    $266.47       7353                     SHARED-DEFINED  1       SOLE
CAMPBELL SOUP COMPANY          Common    134429109    $297.46       9912                     SHARED-DEFINED  1       SOLE
CISCO SYSTEMS INC              Common    17275R102  $1,643.17     100808                     SHARED-DEFINED  1       SOLE
Covance Inc                    Common    222816100    $328.70       7141                     SHARED-DEFINED  1       SOLE
C V S CORP DEL                 Common    126650100    $714.33      24855                     SHARED-DEFINED  1       SOLE
CHEVRONTEXACO CORP             Common    166764100  $1,966.57      26586                     SHARED-DEFINED  1       SOLE
Dominion Res Inc Va New        Common    25746U109    $317.90       8870                     SHARED-DEFINED  1       SOLE
DU PONT E I DE NEMOUR&CO       Common    263534109    $236.86       9362                     SHARED-DEFINED  1       SOLE
Deere & Co                     Common    244199105    $218.19       5694                     SHARED-DEFINED  1       SOLE
Dell Inc.                      Common    24702R101    $250.03      24417                     SHARED-DEFINED  1       SOLE
D R Horton Co                  Common    23331A109     $82.34      11647                     SHARED-DEFINED  1       SOLE
Danaher Corp                   Common    235851102    $221.85       3919                     SHARED-DEFINED  1       SOLE
DISNEY WALT HLDG CO            Common    254687106    $657.53      28979                     SHARED-DEFINED  1       SOLE
Dow Chemical Company           Common    260543103    $173.01      11465                     SHARED-DEFINED  1       SOLE
DUKE ENERGY CORPORATION        Common    26441C105    $299.15      19930                     SHARED-DEFINED  1       SOLE
Devon Energy Corp New          Common    25179M103    $466.87   7105.061                     SHARED-DEFINED  1       SOLE
Ebay Inc                       Common    278642103    $207.66      14875                     SHARED-DEFINED  1       SOLE
Ishares Tr Msci Eafe Fd        Common    464287465    $507.59      11315                     SHARED-DEFINED  1       SOLE
E M C CORP MASS                Common    268648102    $370.28      35366                     SHARED-DEFINED  1       SOLE
EMERSON ELECTRIC CO            Common    291011104    $527.26      14402                     SHARED-DEFINED  1       SOLE
E O G Resources Inc            Common    26875P101    $284.90       4279                     SHARED-DEFINED  1       SOLE
Equity Residential             Common    29476L107    $233.16       7819                     SHARED-DEFINED  1       SOLE
Express Scripts Inc            Common    302182100    $346.26       6298                     SHARED-DEFINED  1       SOLE
Entergy Corp New               Common    29364G103    $372.17       4477                     SHARED-DEFINED  1       SOLE
EXELON CORPORATION             Common    30161N101    $547.76       9850                     SHARED-DEFINED  1       SOLE
EXTENDICARE INC CDA SUB
  VTG SHS                      Common    30224T88C9    $48.11      10115                     SHARED-DEFINED  1       SOLE
Fedex Corporation              Common    31428X106    $280.27       4369                     SHARED-DEFINED  1       SOLE
Firstenergy Corp               Common    337932107    $224.97       4631                     SHARED-DEFINED  1       SOLE
F P L Group Incorporated       Common    302571104    $303.19       6024                     SHARED-DEFINED  1       SOLE
GENERAL DYNAMICS CORP          Common    369550108    $330.68       5742                     SHARED-DEFINED  1       SOLE
GENERAL ELECTRIC COMPANY       Common    369604103  $1,546.34      95453                     SHARED-DEFINED  1       SOLE
GENZYME CORP GENL              Common    372917104    $263.49       3970                     SHARED-DEFINED  1       SOLE
Gilead Sciences Inc            Common    375558103    $804.53      15732                     SHARED-DEFINED  1       SOLE
General Mills Inc              Common    370334104    $400.40       6591                     SHARED-DEFINED  1       SOLE
Corning Inc                    Common    219350105    $137.01      14377                     SHARED-DEFINED  1       SOLE
GOOGLE INC CL A                Common    38259P508    $792.81       2577                     SHARED-DEFINED  1       SOLE
Goldman Sachs Group Inc        Common    38141G104    $433.01       5131                     SHARED-DEFINED  1       SOLE
HALLIBURTON CO HLDG CO         Common    406216101    $224.92      12372                     SHARED-DEFINED  1       SOLE
HEALTH CARE SVCS GROUP INC     Common    421906108    $221.43      13900                     SHARED-DEFINED  1       SOLE
HOME DEPOT INC                 Common    437076102    $500.09      21724                     SHARED-DEFINED  1       SOLE
HONEYWELL INTERNATIONAL        Common    438516106    $365.04      11119                     SHARED-DEFINED  1       SOLE
Hewlett-Packard Company        Common    428236103  $1,466.04  40397.798                     SHARED-DEFINED  1       SOLE
INTL BUSINESS MACHINES         Common    459200101  $1,420.79      16882                     SHARED-DEFINED  1       SOLE
Ishares Tr Goldman Sachs       Common    464287374    $722.15  28521.042                     SHARED-DEFINED  1       SOLE
Ishares S&P Smallcap           Common    464287879    $721.28      14835                     SHARED-DEFINED  1       SOLE
Ishares S&P Smallcap           Common    464287887    $287.19       6445                     SHARED-DEFINED  1       SOLE
INTEL CORP                     Common    458140100    $980.12      66857                     SHARED-DEFINED  1       SOLE
Ishares S&P 1500 Indx Fd       Common    464287150  $3,185.56      78714                     SHARED-DEFINED  1       SOLE
ITC HOLDINGS CORP              Common    465685105    $252.60       5783                     SHARED-DEFINED  1       SOLE
Illinois Tool Works Inc        Common    452308109    $212.54       6064                     SHARED-DEFINED  1       SOLE
Ishares Tr S&P 500 Barra       Common    464287408  $1,658.78      36715                     SHARED-DEFINED  1       SOLE
Ishares TRUST S&P              Common    464287200  $1,038.84      11503                     SHARED-DEFINED  1       SOLE
Ishares Tr S&P 500 Barra       Common    464287309    $665.10      14803                     SHARED-DEFINED  1       SOLE
Ishares Tr Russell 3000 Index  Common    464287689    $265.09    5097.86                     SHARED-DEFINED  1       SOLE
JOHNSON & JOHNSON              Common    478160104  $2,599.16  43442.466                     SHARED-DEFINED  1       SOLE
J P Morgan Chase & Co          Common    46625H100  $1,167.34      37023                     SHARED-DEFINED  1       SOLE
Kellogg Company                Common    487836108    $310.03   7070.243                     SHARED-DEFINED  1       SOLE
KRAFT FOODS INC CL A           Common    50075N104    $580.20      21609                     SHARED-DEFINED  1       SOLE
Kimberly-Clark Corp            Common    494368103    $351.46       6664                     SHARED-DEFINED  1       SOLE
COCA COLA COMPANY              Common    191216100  $1,113.60      24599                     SHARED-DEFINED  1       SOLE
Kroger Company                 Common    501044101    $255.75       9684                     SHARED-DEFINED  1       SOLE
LILLY ELI & COMPANY            Common    532457108    $603.37      14983                     SHARED-DEFINED  1       SOLE
Lockheed Martin Corp           Common    539830109    $397.19       4724                     SHARED-DEFINED  1       SOLE
Lowes Companies Inc            Common    548661107    $420.82      19555                     SHARED-DEFINED  1       SOLE
Mc Donalds Corp                Common    580135101  $1,237.33      19896                     SHARED-DEFINED  1       SOLE
Mckesson Corporation           Common    58155Q103    $203.80       5262                     SHARED-DEFINED  1       SOLE
Medtronic Inc                  Common    585055106    $551.45      17551                     SHARED-DEFINED  1       SOLE
Merrill Lynch & Co Inc         Common    590188108    $187.42      16101                     SHARED-DEFINED  1       SOLE
METLIFE INC                    Common    59156R108    $401.48      11517                     SHARED-DEFINED  1       SOLE
Medcohealth Solutions          Common    58405U102    $423.54      10106                     SHARED-DEFINED  1       SOLE
3M Corporation                 Common    88579Y101    $531.78       9242                     SHARED-DEFINED  1       SOLE
Altria Group                   Common    02209S103    $399.66      26538                     SHARED-DEFINED  1       SOLE
Monsanto Co New Del            Common    61166W101    $544.23       7736                     SHARED-DEFINED  1       SOLE
MERCK & CO INC                 Common    589331107    $803.53      26432                     SHARED-DEFINED  1       SOLE
Marathon Oil Corp              Common    565849106    $301.34      11014                     SHARED-DEFINED  1       SOLE
MORGAN STANLEY                 Common    617446448    $192.30      11989                     SHARED-DEFINED  1       SOLE
MICROSOFT CORP                 Common    594918104  $1,609.67      82802                     SHARED-DEFINED  1       SOLE
Newmont Mining Corp            Common    651639106    $229.75       5645                     SHARED-DEFINED  1       SOLE
Nike Inc Class B               Common    654106103    $210.38       4125                     SHARED-DEFINED  1       SOLE
Northrop Grumman Corp          Common    666807102    $202.41       4494                     SHARED-DEFINED  1       SOLE
Norfolk Southern Corp          Common    655844108    $272.23       5786                     SHARED-DEFINED  1       SOLE
NOVO NORDISK ADR DENMARK ADR   Common    670100205    $321.80       6262                     SHARED-DEFINED  1       SOLE
OWENS &MINOR INC HLDG CO       Common    690732102    $264.91       7036                     SHARED-DEFINED  1       SOLE
ORACLE CORPORATION             Common    68389X105  $1,027.81      57970                     SHARED-DEFINED  1       SOLE
Occidental Pete Corp           Common    674599105    $822.82      13716                     SHARED-DEFINED  1       SOLE
P G & E Corp                   Common    69331C108    $254.44       6573                     SHARED-DEFINED  1       SOLE
Pub Svc Ent Group Inc          Common    744573106    $278.15   9535.638                     SHARED-DEFINED  1       SOLE
PEPSICO INCORPORATED           Common    713448108  $1,550.05      28301                     SHARED-DEFINED  1       SOLE
PFIZER INCORPORATED            Common    717081103  $1,269.98      71710                     SHARED-DEFINED  1       SOLE
Procter & Gamble Co            Common    742718109  $3,571.84      57778                     SHARED-DEFINED  1       SOLE
PHILIP MORRIS INTL INC         Common    718172109  $1,413.73      32492                     SHARED-DEFINED  1       SOLE
PNC FINL SERVICES GP INC       Common    693475105    $250.83       5119                     SHARED-DEFINED  1       SOLE
Praxair Inc                    Common    74005P104    $388.17     6539.2                     SHARED-DEFINED  1       SOLE
Qualcomm Inc                   Common    747525103    $744.30      20773                     SHARED-DEFINED  1       SOLE
Regions Financial Corp         Common    7591EP100     $95.82      12038                     SHARED-DEFINED  1       SOLE
Transocean Inc New             Common    H8817H100    $202.47       4285                     SHARED-DEFINED  1       SOLE
ROLLINS INC                    Common    775711104    $233.00      12887                     SHARED-DEFINED  1       SOLE
RYDEX S&P 500 PURE VALUE ETF   Common    78355W304    $259.48      16376                     SHARED-DEFINED  1       SOLE
Raytheon Company New           Common    755111507    $404.24       7920                     SHARED-DEFINED  1       SOLE
Sprint Nextel Corporation      Common    852061100     $21.41      11698                     SHARED-DEFINED  1       SOLE
Schwab Charles Corp New        Common    808513105    $200.75      12415                     SHARED-DEFINED  1       SOLE
Spectra Energy Corp            Common    847560109    $184.63      11730                     SHARED-DEFINED  1       SOLE
Schering Plough Corp           Common    806605101    $435.07      25547                     SHARED-DEFINED  1       SOLE
Ishares Tr Lehman Bd Fd        Common    464287457    $217.91       2574                     SHARED-DEFINED  1       SOLE
Schlumberger Ltd.              Common    806857108    $682.02      16112                     SHARED-DEFINED  1       SOLE
Sara Lee Corp                  Common    803111103    $135.79      13870                     SHARED-DEFINED  1       SOLE
THE SOUTHERN COMPANY           Common    842587107    $434.42      11741                     SHARED-DEFINED  1       SOLE
Staples Inc                    Common    855030102    $206.80      11540                     SHARED-DEFINED  1       SOLE
State Street Corp              Common    857477103    $228.82       5818                     SHARED-DEFINED  1       SOLE
Southwestern Energy Co         Common    845467109    $245.38       8470                     SHARED-DEFINED  1       SOLE
AT&T                           Common    00206R102  $2,239.05      78563                     SHARED-DEFINED  1       SOLE
Target Corporation             Common    87612E106    $389.36      11276                     SHARED-DEFINED  1       SOLE
Travelers Cos Inc     Com      Common    89417E109    $426.93   9445.305                     SHARED-DEFINED  1       SOLE
Time Warner Inc.               Common    887317105    $414.78      41231                     SHARED-DEFINED  1       SOLE
Texas Instruments Inc          Common    882508104    $296.82      19125                     SHARED-DEFINED  1       SOLE
Unilever N V Ny Shs Newf       Common    904784709    $244.74       9969                     SHARED-DEFINED  1       SOLE
Unitedhealth Group Inc         Common    91324P102    $486.41      18286                     SHARED-DEFINED  1       SOLE
UNION PACIFIC CORP             Common    907818108    $369.16       7723                     SHARED-DEFINED  1       SOLE
United Parcel Service B        Common    911312106    $776.60      14079                     SHARED-DEFINED  1       SOLE
U S Bancorp Del New            Common    902973304    $703.76      28139                     SHARED-DEFINED  1       SOLE
UNITED TECHNOLOGIES CORP       Common    913017109    $894.74      16693                     SHARED-DEFINED  1       SOLE
Vanguard Materials             Common    92204A801    $432.57       9528                     SHARED-DEFINED  1       SOLE
Vanguard Intl Eqty Index       Common    922042775  $2,305.42      71331                     SHARED-DEFINED  1       SOLE
Volvo Aktiebolaget  Adr B      Common    928856400     $71.80      13235                     SHARED-DEFINED  1       SOLE
Vanguard Total Stock Mkt       Common    922908769  $7,218.44     161342                     SHARED-DEFINED  1       SOLE
VERIZON COMMUNICATIONS;
  ODDLOT TENDER                Common    92343V104  $1,221.82      36042                     SHARED-DEFINED  1       SOLE
Walgreen Company               Common    931422109    $300.36      12175                     SHARED-DEFINED  1       SOLE
WELLS FARGO & CO NEW           Common    949746101  $1,557.19      52822                     SHARED-DEFINED  1       SOLE
Wellpoint Health Networks Inc  Common    94973V107    $318.29       7555                     SHARED-DEFINED  1       SOLE
Waste Management Inc Del       Common    94106L109    $234.30       7070                     SHARED-DEFINED  1       SOLE
WAL-MART STORES INC            Common    931142103  $2,150.57      38362                     SHARED-DEFINED  1       SOLE
Wyeth Corp.                    Common    983024100    $650.42      17340                     SHARED-DEFINED  1       SOLE
WYNDHAM WORLDWIDE CORPORATION  Common    98310W108     $99.40      15175                     SHARED-DEFINED  1       SOLE
Sector Spdr Fincl Select       Common    81369Y605    $149.63      11951                     SHARED-DEFINED  1       SOLE
Sector Spdr Tech Select        Common    81369Y803    $247.42      16056                     SHARED-DEFINED  1       SOLE
EXXON MOBIL CORPORATION        Common    30231G102  $5,436.50      68101                     SHARED-DEFINED  1       SOLE
Xto Energy Inc                 Common    98385X106    $264.81       7508                     SHARED-DEFINED  1       SOLE
Yahoo! Inc                     Common    984332106    $207.34      16995                     SHARED-DEFINED  1       SOLE
Yum Brands Inc                 Common    988498101    $260.41       8267                     SHARED-DEFINED  1       SOLE